Statement of Operations (Unaudited) - March G L [Member] - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Revenue
Total revenue
Expenses
Operating expenses	2,645,989	3,091,094
Total expenses	2,645,989	3,091,094
Net income (loss) before income taxes	(2,645,989)	(3,091,094)
Income taxes
Net income (loss)	$ (2,645,989)	$ (3,091,094)
Earnings per share – basic	$ (27.48)	$ (32.10)
Earnings per share – diluted	$ (27.48)	$ (32.10)
Weighted average common shares outstanding – basic	71,729	56,220
Weighted average common shares outstanding – diluted	71,729	56,220